                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08600

Morgan Stanley Total Return Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: October 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TOTAL RETURN TRUST
PORTFOLIO OF INVESTMENTS       OCTOBER 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

       NUMBER OF
         SHARES                                                                                       VALUE
-------------------------                                                                      --------------------

                               COMMON STOCKS (94.2%)
                               Aerospace & Defense (2.2%)
         80,000                Northrop Grumman Corp.                                          $         4,140,000
                                                                                               --------------------

                               Agricultural Commodities/Milling (2.0%)
        200,000                Archer-Daniels-Midland Co.                                                3,874,000
                                                                                               --------------------

                               Air Freight/Couriers (1.7%)
         40,000                United Parcel Service, Inc. (Class B)                                     3,167,200
                                                                                               --------------------

                               Biotechnology (1.4%)
         45,000                Biogen Idec Inc.*                                                         2,617,200
                                                                                               --------------------

                               Building Products (2.0%)
        110,000                Masco Corp.                                                               3,768,600
                                                                                               --------------------

                               Chemicals: Major Diversified (2.9%)
        120,000                Dow Chemical Co. (The)                                                    5,392,800
                                                                                               --------------------

                               Chemicals: Specialty (2.5%)
        110,000                Praxair, Inc.                                                             4,642,000
                                                                                               --------------------

                               Computer Peripherals (1.4%)
         50,000                Zebra Technologies Corp. (Class A)*                                       2,649,500
                                                                                               --------------------

                               Computer Processing Hardware (2.5%)
         90,000                Apple Computer, Inc.*                                                     4,727,700
                                                                                               --------------------

                               Data Processing Services (1.9%)
         65,000                Affiliated Computer Services, Inc. (Class A)*                             3,545,750
                                                                                               --------------------

                               Financial Conglomerates (4.7%)
        100,000                American Express Co.                                                      5,307,000
         50,000                UBS AG (ADR) (Switzerland)                                                3,624,500
                                                                                               --------------------
                                                                                                         8,931,500
                                                                                               --------------------
                               Financial Publishing/Services (3.0%)
         65,000                McGraw-Hill Companies, Inc. (The)                                         5,606,250
                                                                                               --------------------

                               Home Improvement Chains (2.4%)
        105,000                Sherwin-Williams Co.                                                      4,485,600
                                                                                               --------------------

                               Hotels/Resorts/Cruiselines (1.9%)
         65,000                Marriott International, Inc. (Class A)                                    3,541,850
                                                                                               --------------------

                               Household/Personal Care (6.6%)
        130,000                Gillette Co. (The)                                                        5,392,400
         85,000                International Flavors & Fragrances, Inc.                                  3,319,250
         75,000                Procter & Gamble Co. (The)                                                3,838,500
                                                                                               --------------------
                                                                                                        12,550,150
                                                                                               --------------------
                               Industrial Conglomerates (8.2%)
        100,000                Danaher Corp.                                                             5,513,000
        170,000                General Electric Co.                                                      5,800,400
         60,000                Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                               4,106,400
                                                                                               --------------------
                                                                                                        15,419,800
                                                                                               --------------------
                               Industrial Machinery (1.5%)
         40,000                Parker-Hannifin Corp.                                                     2,825,200
                                                                                               --------------------

                               Major Banks (7.8%)
         90,000                Bank of America Corp.                                                     4,031,100
         35,000                HSBC Holdings PLC - Sponsored ADR                                         2,836,050
         70,000                National City Corp.                                                       2,727,900
         85,000                Wells Fargo & Co.                                                         5,076,200
                                                                                               --------------------
                                                                                                        14,671,250
                                                                                               --------------------
                               Major Telecommunications (2.0%)
         70,000                ALLTEL Corp.                                                              3,845,100
                                                                                               --------------------

                               Media Conglomerates (2.0%)
        150,000                Disney (Walt) Co. (The)                                                   3,783,000
                                                                                               --------------------

                               Medical Specialties (5.9%)
         80,000                Bard (C.R.), Inc.                                                         4,544,000
         50,000                Bausch & Lomb, Inc.                                                       3,048,000
         70,000                Medtronic, Inc.                                                           3,577,700
                                                                                               --------------------
                                                                                                        11,169,700
                                                                                               --------------------
                               Miscellaneous Commercial Services (2.0%)
         60,000                Corporate Executive Board Co. (The)                                       3,819,000
                                                                                               --------------------

                               Oil & Gas Production (4.4%)
         55,000                Apache Corp.                                                              2,788,500
         60,000                Burlington Resources, Inc.                                                2,490,000
         55,000                Occidental Petroleum Corp.                                                3,070,650
                                                                                               --------------------
                                                                                                         8,349,150
                                                                                               --------------------
                               Oilfield Services/Equipment (2.3%)
         45,000                BJ Services Co.                                                           2,295,000
         35,000                Smith International, Inc.*                                                2,032,800
                                                                                               --------------------
                                                                                                         4,327,800
                                                                                               --------------------
                               Packaged Software (2.6%)
        175,000                Microsoft Corp.                                                           4,898,250
                                                                                               --------------------

                               Pharmaceuticals: Major (2.6%)
         85,000                Johnson & Johnson                                                         4,962,300
                                                                                               --------------------

                               Precious Metals (2.0%)
        175,000                Placer Dome Inc. (Canada)                                                 3,718,750
                                                                                               --------------------

                               Property - Casualty Insurers (1.8%)
         70,000                Allstate Corp. (The)                                                      3,366,300
                                                                                               --------------------

                               Railroads (2.9%)
        160,000                Norfolk Southern Corp.                                                    5,432,000
                                                                                               --------------------

                               Real Estate Investment Trusts (1.4%)
        120,000                Impac Mortgage Holdings, Inc.                                             2,713,200
                                                                                               --------------------

                               Regional Banks (1.7%)
         65,000                Compass Bancshares, Inc.                                                  3,105,050
                                                                                               --------------------

                               Semiconductors (1.4%)
         95,000                Marvell Technology Group Ltd. (Bermuda)*                                  2,714,150
                                                                                               --------------------

                               Specialty Stores (1.5%)
        100,000                Michaels Stores, Inc.                                                     2,910,000
                                                                                               --------------------

                               Telecommunication Equipment (1.1%)
         35,000                Harris Corp.                                                              2,153,550
                                                                                               --------------------

                               TOTAL COMMON STOCKS
                                 (Cost $155,501,575)                                                  177,823,650
                                                                                               --------------------

       PRINCIPAL
       AMOUNT IN
       THOUSANDS
-------------------------
                               SHORT-TERM INVESTMENT (1.9%)
                               REPURCHASE AGREEMENT

         3,584                 Joint repurchase agreement account
                               1.84% due 11/01/04 (dated 10/29/04; proceeds $3,584,550)(a)
                               (Cost $3,584,000)                                                                         3,584,000
                                                                                                                --------------------

                               TOTAL INVESTMENTS
                                 (Cost $159,085,575) (b)                                        96.1%                  181,407,650
                               OTHER ASSETS IN EXCESS OF LIABILITIES                             3.9                     7,267,261
                                                                                             ---------          --------------------
                               NET ASSETS                                                      100.0%                 $188,674,911
                                                                                             =========          ====================

--------------------------------------------------------------------------------
ADR American Depository Receipt.
 *  Non-income producing security.
(a) Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $23,235,762 and the aggregate gross unrealized depreciation is $913,687, resulting in net unrealized appreciation of $22,322,075.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Return Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Total Return
         Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)      Omitted;

         (c)      Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

         (d)      Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)      All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)      Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: December 14, 2004

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Total Return
         Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)      Omitted;

         (c)      Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

         (d)      Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)      All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)      Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: December 14, 2004

                                  /s/ Francis Smith
                                  Francis Smith
                                  Principal Financial Officer

                                        5